Accounts Receivable and Contract Assets - Accounts Receivable and Related Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 935,195		¥ 17,773
Allowance for doubtful accounts	(123,153)		0
Accounts receivable, net	¥ 812,042	$ 118,107	¥ 17,773